INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2023
Income taxes paid (refund) [abstract]
Disclosure of detailed information about effective income tax recovery [Table Text Block]
For the year ended December 31,	2023	2022

Statutory tax rate	27.00%	27.00%

Loss before taxes	3,338,299	4,994,178

Income tax recovery calculated at statutory rate	901,341	1,348,428

Non-deductible expenditures	(297,619)	(422,495)
Flow-through premium	-	205,072
Amounts expensed for tax purposes only	226,277	218,046
Unrecognized tax benefit	(829,999)	(1,349,051)

INCOME TAX	-	-

Disclosure of temporary difference, unused tax losses and unused tax credits [Table Text Block]
As at December 31,	2023	2022
	$	$
Deferred tax assets:
Operating losses carried forward	9,138,945	8,181,149
Share issuance costs	341,552	485,410
Other items	413,924	413,924

DEFERRED TAX ASSET	9,894,421	9,080,483

Deferred tax liabilities
Mineral property interests	6,266,778	3,351,389
Marketable securities	86,721	2,913

DEFERRED TAX LIABILITY	6,353,499	3,354,302

UNRECOGNIZED DEFERRED INCOME TAX ASSET	3,540,922	5,726,181